STOCKHOLDERS' EQUITY (Details Textual)						1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 04, 2013 USD ($) $ / shares shares	Nov. 04, 2013 TWD TWD / shares shares	Jun. 04, 2013 USD ($) shares	May. 03, 2013 USD ($) shares	May. 03, 2013 TWD TWD / shares shares	Feb. 28, 2015 USD ($)	Nov. 30, 2014 shares	May. 23, 2014 shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 TWD shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Nov. 14, 2014 shares	Oct. 02, 2013 USD ($) shares	Oct. 02, 2013 TWD shares	Sep. 16, 2013 USD ($)	Mar. 29, 2013 USD ($) shares	Mar. 29, 2013 TWD shares
Class of Stock [Line Items]
Common Stock, Shares Authorized									50,000,000		50,000,000	50,000,000	50,000,000
Common Stock, Par Value | $ / shares									$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Issued									2,412,000		22,412,000	2,412,000	22,412,000
Common Stock, Shares, Outstanding									2,412,000		22,412,000	2,412,000	22,412,000
Proceeds From Subscriptions Received In Advance | $											$ 0	$ 1,522,388
Additional paid-in capital | $									$ 1,291,467		$ 2,793,855	1,291,467	$ 3,610,959
Share Exchange Agreement [Member]
Class of Stock [Line Items]
Common Stock, Shares Issued											22,412,000		22,412,000
Common Stock, Shares, Outstanding											22,412,000
Stock Issued During Period, Shares, Other							20,000,000
Nownews Networks [Member]
Class of Stock [Line Items]
Common Stock Value Approved															$ 1,385,768	TWD 40,700,000		$ 907,552	TWD 26,800,000
Common Stock Shares Approved		2,870,000													4,070,000	4,070,000		2,680,000	2,680,000
Conversion of Stock, Amount Issued	$ 977,188	TWD 28,700,000
Debt Instrument, Convertible, Conversion Price | TWD / shares		TWD 10			TWD 10
Number of Employees, Total [Member]
Class of Stock [Line Items]
Common Stock Shares Transferred											410,000
Legend Media Investments Co Ltd [Member]
Class of Stock [Line Items]
Common Stock Shares Conveyed			1,000,000
Pioneer Media Investments Co Ltd [Member]
Class of Stock [Line Items]
Common Stock Shares Conveyed			8,548,000
Intelligent Media Investments Co Ltd [Member]
Class of Stock [Line Items]
Common Stock Shares Conveyed			3,816,000
Core Winner Investmnt Ltd [Member]
Class of Stock [Line Items]
Common Stock Shares Conveyed			3,636,000
Other Non Related Party [Member]
Class of Stock [Line Items]
Common Stock Shares Transferred											11,687,600
Chiu-li Tu [Member]
Class of Stock [Line Items]
Common Stock Shares Transferred											2,847,725
Chiu-li Tu [Member] | Shareholders Contribution Agreement [Member]
Class of Stock [Line Items]
Additional paid-in capital | $													$ 817,104
Related Party Transaction, Amounts of Transaction | $						$ 809,343
Chiu-li Tu [Member] | Nownews Networks [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Issued	$ 646,919	TWD 19,000,000		$ 453,776	TWD 13,400,000
Conversion of Stock, Shares Issued	1,900,000	1,900,000		1,340,000	1,340,000
Debt Instrument, Convertible, Conversion Price | TWD / shares		TWD 10
Stock Issued During Period, Shares, New Issues				2,680,000	2,680,000
GIA Investment Corp [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								3,000,000
GIA Investment Corp [Member] | Definitive Agreement [Member]
Class of Stock [Line Items]
Percentage of Shares Issued And Outstanding																	15.00%
Common Stock, Value, Outstanding | $																	$ 3,000,000
Proceeds From Subscriptions Received In Advance | $												$ 1,522,388
Worldwide [Member] | Definitive Agreement [Member]
Class of Stock [Line Items]
Percentage of Shares Issued And Outstanding																	84.00%
Sky Media Investments Co Ltd [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage									66.30%			66.30%
Payments to Acquire Investments									$ 1,522,388	TWD 45,000,000
Stock Issued During Period, Shares, Acquisitions									7,999,945	7,999,945
Sale of Stock, Consideration Received Per Transaction | $									$ 1,522,388
Majority Shareholder [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding									10,169,945			10,169,945
Common Stock, Discount on Shares | $			$ 17,000,000
Equity Method Investment, Ownership Percentage									84.30%			84.30%
Payments of Capital Distribution | $									$ 1,522,388
Sale of Stock, Number of Shares Issued in Transaction									10,169,945	10,169,945
Sale of Stock, Percentage of Ownership before Transaction									84.30%	84.30%
Majority Shareholder [Member] | Nownews Networks [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Issued	$ 330,269	TWD 9,700,000
Conversion of Stock, Shares Issued	970,000	970,000
Development Stage Entities, Shares, Issued for Cash	1,200,000	1,200,000
Development Stage Entities, Value, Issued for Cash	$ 408,580	TWD 12,000,000
Development Stage Entities, Equity Issuance, Per Share Amount | $ / shares	$ 10
Alan Chen [Member]
Class of Stock [Line Items]
Common Stock shares Holding														2,054,675
Common Stock, Discount on Shares | $			$ 17,000,000
Sale of Stock, Percentage of Ownership before Transaction									84.30%	84.30%
Alan Chen [Member] | Nownews Networks [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Issued				$ 453,776	TWD 13,400,000
Conversion of Stock, Shares Issued				1,340,000	1,340,000
Debt Instrument, Convertible, Conversion Price | TWD / shares		TWD 10